SUBSEQUENT EVENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014
Subsequent Event [Line Items]
Percentage of ownership interests acquired	50.10%
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership interests acquired	50.10%
Capital contribution by susidiary	$ 167